Changes in accounting policies	12 Months Ended
Dec. 31, 2018
Disclosure of changes in accounting policies [abstract]
Change in accounting policy

27 Changes in accounting policies

With effect from 1 January 2018, Equinor has implemented IFRS 9 Financial Instruments and IFRS 15 Revenue from Contracts with Customers. As of the same date, Equinor has voluntarily changed its policy for presentation of certain elements related to derivatives, non-cash currency effects and working capital items in the statement of cash flows, and its policy in accounting for lifting imbalances.

IFRS 9 Financial Instruments IFRS 9 replaced IAS 39 Financial Instruments: Recognition and Measurement. IFRS 9 has been implemented retrospectively with the cumulative effect of initially applying the standard recognised at the date of initial application. The implementation impact of IFRS 9 is immaterial, and Equinor’s equity as at January 2018 have consequently not been adjusted upon adoption of the standard. In accordance with the IFRS 9’s transitional provisions, comparative figures have not been restated.

On the date of initial application of IFRS 9, Equinor’s financial instrument assets were classified into measurement categories as follows. The table shows the assets by category according to previous requirements and according to IFRS 9, with differences in carrying amounts noted where applicable:

	Measurement Category		Carrying Amount
	Original	New	Original	New	Difference
(in USD million)	(IAS 39)	(IFRS 9)	(IAS 39)	(IFRS 9)
Assets at 1 January 2018
Non-current derivative financial instruments	Held for trading	Fair value through profit or loss	1,603	1,603	-
Non-current financial investments	Loans and receivables	Amortised cost	47	47	-
	Available for sale	Fair value through profit or loss	397	397	-
	Fair value option	Fair value through profit or loss	2,397	2,397	-
Prepayments and other financial receivables	Loans and receivables	Amortised cost	723	723	-
	Non-financial assets	Non-financial assets	188	188	-
Trade and other receivables	Loans and receivables	Amortised cost	8,560	8,571	11
	Non-financial assets	Non-financial assets	865	865	-
Current derivative financial instruments	Held for trading	Fair value through profit or loss	159	159	-
Current financial investments	Loans and receivables	Amortised cost	4,085	4,085	-
	Held for trading	Amortised cost	3,649	3,639	(10)
	Fair value option	Fair value through profit or loss	714	714	-
Cash and cash equivalents	Loans and receivables	Amortised cost	2,917	2,917	-
	Held for trading	Fair value through profit or loss	381	381	-
	Held for trading	Amortised cost	1,092	1,091	(1)
Total			27,778	27,778	-

There are no changes related to classification of Equinor’s liabilities following the implementation of IFRS 9.

Portions of Equinor’s cash equivalents and current financial investments tied to liquidity management, which under IAS 39 are classified as held for trading and reflected at fair value through profit and loss, will under IFRS 9 be measured at amortised cost, based on an evaluation of the contractual terms and the business model applied. The impact of the change is immaterial.

For certain financial assets currently classified as Available for sale (AFS), changes in fair value which under IAS 39 are reflected in OCI, will be reflected in profit and loss under IFRS 9. As a result, fair value loss of USD 64 million that had been accumulated in the available-for-sale financial assets reserve were expensed in the statement of income as an implementation effect.

No significant changes were made for Equinor’s expected loss recognition process to satisfy IFRS 9’s financial asset impairment requirements. Credit risk related to financial assets measured at amortised cost is immaterial.

IFRS 15 Revenue from Contracts with Customers

IFRS 15 covers the recognition of revenue in the financial statements and related disclosure, and has replaced existing revenue recognition guidance, including IAS 18 Revenue. Equinor has implemented IFRS 15 retrospectively, with the cumulative effect recognised at the date of initial application. The impact on Equinor’s equity is immaterial. As allowed by the standard, prior periods have not been restated. Consequently, comparative figures for the years 2017 and 2016 included in notes to these Consolidated financial statements and affected by the IFRS 15 implementation have also not been restated. Total revenues and other income in the Consolidated statement of income has not been impacted materially by the implementation of IFRS 15.

IFRS 15 requires identification of the performance obligations for the transfer of goods and services in each contract with customers. Revenue is recognised upon satisfaction of the performance obligations for the amounts that reflect the consideration to which Equinor expects to be entitled in exchange for those goods and services. Reference is made to note 2 Significant accounting policies for a further description of Equinor’s policies for revenue accounting, including elements categorised as other revenue, and for the considerations made under IFRS 15 concerning the accounting for Equinor’s sale of the SDFI’s natural gas and crude oil.

With effect from 1 January 2018, Equinor has presented ‘Revenue from contracts with customers’ and ‘Other revenue’ as a single caption, Revenues, in the Consolidated statement of income. Reference is made to note 3 Segments for details concerning elements and amounts included under revenue from contracts with customers and other revenue, respectively. In addition, the impact of certain commodity-based earn-out and contingent consideration agreements are now presented under 'Other income'. These elements were previously presented within Revenues.

Change in Cash flow presentation – restatement of comparative periods Equinor has changed its presentation of certain elements related to derivatives, non-cash currency effects and working capital items in the Consolidated statement of cash flows. The presentation was changed to better reflect the cash impact of the different items within operating, investing and financing activities. The changes impacts the classification of cash flow items within cash flows provided by operating activities and reclassification of cash flow elements relating to foreign exchange derivatives from operating activities to investing and financing activities.

Changes to classification of foreign currency derivatives Equinor applies foreign currency derivatives to hedge currency exposure related financial investments and long-term debt in foreign currencies. Cash receipts and payments related to these derivatives has previously been classified as an operating cash flow together with cash flows from other derivative positions. To better align the cash receipt and payments from foreign currency derivatives with the cash flows related to the underlying hedged items, the cash receipts and payments from these derivatives have been reclassified from an operating cash flow to an investing or financing cash flow depending on the nature of the hedged item.

Changes to classification of non-cash currency effects Non-cash currency exchange gains and losses and currency translation effects previously presented as part of the individual line items within Cash flows provided by operating activities have been reclassified into the line item Gain/loss on foreign currency transactions and balances. This to better distinguish changes in items relating to operating activities, i.e. decrease/increase in working capital, from the balance sheet impact of non-cash currency effects.

Changes to classification related to working capital items Certain items that previously has been presented as part of change in working capital has been reclassified to other items related to operating activities if the nature of the item is non-cash provisions.

CONSOLIDATED STATEMENT OF CASH FLOWS

		2017	2017	2017
(in USD million)	Note	as reported	changes in presentation	as restated

Income/(loss) before tax		13,420		13,420

Depreciation, amortisation and net impairment losses	10	8,644		8,644
Exploration expenditures written off	11	(8)		(8)
(Gains) losses on foreign currency transactions and balances		(453)	326	(127)
(Gains) losses on sales of assets and businesses	4	395		395
(Increase) decrease in other items related to operating activities		(391)	(493)	(884)
(Increase) decrease in net derivative financial instruments	26	(596)	615	19
Interest received		282	(134)	148
Interest paid		(622)		(622)

Cash flows provided by operating activities before taxes paid and working capital items		20,671	314	20,985

Taxes paid		(5,766)		(5,766)

(Increase) decrease in working capital		(542)	125	(417)

Cash flows provided by operating activities		14,363	439	14,802

Cash used in business combinations	4	0		0
Capital expenditures and investments		(10,755)		(10,755)
(Increase) decrease in financial investments		592		592
(Increase) decrease in derivative financial instruments			(439)	(439)
(Increase) decrease in other items interest bearing		79		79
Proceeds from sale of assets and businesses	4	406		406

Cash flows used in investing activities		(9,678)	(439)	(10,117)

New finance debt	18	0		0
Repayment of finance debt		(4,775)		(4,775)
Dividend paid	17	(1,491)		(1,491)
Net current finance debt and other		444		444

Cash flows provided by (used in) financing activities	18	(5,822)		(5,822)

Net increase (decrease) in cash and cash equivalents		(1,137)		(1,137)

Effect of exchange rate changes on cash and cash equivalents		436		436
Cash and cash equivalents at the beginning of the period (net of overdraft)	16	5,090		5,090

Cash and cash equivalents at the end of the period (net of overdraft)	16	4,390		4,390

CONSOLIDATED STATEMENT OF CASH FLOWS

		2016	2016	2016
(in USD million)	Note	as reported	changes in presentation	as restated

Income/(loss) before tax		(178)		(178)

Depreciation, amortisation and net impairment losses	10	11,550		11,550
Exploration expenditures written off	11	1,800		1,800
(Gains) losses on foreign currency transactions and balances		(137)	257	120
(Gains) losses on sales of assets and businesses	4	(110)		(110)
(Increase) decrease in other items related to operating activities		1,076	(199)	877
(Increase) decrease in net derivative financial instruments	26	1,307	(109)	1,198
Interest received		280	(146)	134
Interest paid		(548)		(548)

Cash flows provided by operating activities before taxes paid and working capital items		15,040	(197)	14,843

Taxes paid		(4,386)		(4,386)

(Increase) decrease in working capital		(1,620)	(19)	(1,639)

Cash flows provided by operating activities		9,034	(216)	8,818

Capital expenditures and investments		(12,191)		(12,191)
(Increase) decrease in financial investments		877		877
(Increase) decrease in derivative financial instruments			216	216
(Increase) decrease in other items interest bearing		107		107
Proceeds from sale of assets and businesses	4	761		761

Cash flows used in investing activities		(10,446)	216	(10,230)

New finance debt	18	1,322		1,322
Repayment of finance debt		(1,072)		(1,072)
Dividend paid	17	(1,876)		(1,876)
Net current finance debt and other		(333)		(333)

Cash flows provided by (used in) financing activities	18	(1,959)		(1,959)

Net increase (decrease) in cash and cash equivalents		(3,371)		(3,371)

Effect of exchange rate changes on cash and cash equivalents		(152)		(152)
Cash and cash equivalents at the beginning of the period (net of overdraft)	16	8,613		8,613

Cash and cash equivalents at the end of the period (net of overdraft)	16	5,090		5,090

Change in accounting for lifting imbalances Equinor voluntarily changed its policy for recognition of revenue from the production of oil and gas properties in which Equinor shares an interest with other companies. Prior to 2018, Equinor recognised revenue on the basis of volumes lifted and sold to customers during the period (the sales method). Under the new method, during 2018 Equinor has recognised revenues according to Equinor’s ownership in producing fields, where the accounting for the imbalances is presented as Other revenue. This voluntary change in policy has been made because it better reflects Equinor’s operational performance, and at the time of the decision also increased comparability with the financial reporting of Equinor’s peers. The change in policy affects the timing of revenue recognition from oil and gas production; however, the implementation impact recognised in the first quarter of 2018 was immaterial. Equinor’s equity as at 1 January 2018 has consequently not been adjusted upon the change in policy, and comparative figures have not been restated. For information on the method to be applied by Equinor in accounting for lifting imbalances as of 1 January 2019, reference is made to note 2 Significant accounting policies.